                                              OppenheimerFunds, Inc.
                                            Two World Financial Center
                                                225 Liberty Street
                                              New York, NY 10281-1008

May 30, 2008

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

              Re:      OFI Tremont Core Strategies Hedge Fund
                       1933 Act File No. 333-111256/1940 Act File No. 811-21110
                       EDGAR Filing of Post Effective Amendment

To the Securities and Exchange Commission:

     An electronic  ("EDGAR")  filing is hereby made under the Securities Act of
1933,  as amended (the "1933 Act") and the  Investment  Company Act of 1940,  as
amended  (the "1940 Act") on behalf of OFI Tremont  Core  Strategies  Hedge Fund
(the "Fund").  This filing is subject to completion and includes  Post-Effective
Amendment No. 17 to the Fund's 1933 Act  Registration  Statement on Form N-2 and
Amendment  No. 19 to its 1940 Act  Registration  Statement.  It is proposed this filing will become effective  pursuant to section 8(c). The Fund is offered on a continuous  basis.  The  Fund  is not an  interval  fund,  but  rather  provides liquidity to investors  through periodic fund repurchases under Section 13e-1 of the Securities Exchange Act of 1934 pursuant to Rule 13e-4 thereunder.

     We will be filing at a later date a Post-Effective  Amendment to the Fund's
Registration  Statement that contains the Fund's audited financial statements at fiscal  year-end  March  31,  2008,  together  with a  signed  consent  from the
Independent  Registered  Public  Accounting  Firm and  other  updated  financial information.

     The  Securities and Exchange  Commission  Staff is requested to address any comments or questions you may have on this filing to:

                           Nancy S. Vann
                           Vice President & Assistant Counsel
                           OppenheimerFunds, Inc.
                           Two World Financial Center
                           225 Liberty Street, 16th Floor
                           New York, New York 10281-1008
                           212-323-5089
                           nvann@oppenheimerfunds.com

                                                     Sincerely,

                                                     /s/ Mitchell J. Lindauer
                                                     ------------------------------------------
                                                     Mitchell J. Lindauer
                                                     Vice President & Assistant General Counsel
                                                     mlindauer@oppenheimerfunds.com
                                                     Phone: 212. 323.0254

cc:      Larry Greene (SEC)
         Kramer Levin Naftalis & Frankel LLP
         KPMG LLP
         Gloria LaFond